Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
	Year ended December 31,
(in thousands of U.S. dollars)	2015	2014	2013
Supplemental disclosure of non-cash investing activities
Non-cash acquisition of total assets excluding goodwill of the Höegh Gallant (note 4); less cash acquired of $7,695	$(380,124)	—	$—
Non-cash acquisition of total liabilities of the Höegh Gallant (note 4)	193,910	—	—
Non-cash acquisition of goodwill in the Höegh Gallant (note 4)	(251)	—	—
Total non-cash acquisition of net assets	(186,465)
Non-cash cancellation of demand note due from Höegh LNG	140,000	—	—
Non-cash capitalized interest for newbuilding	—	1,418	—
Supplemental disclosure of non-cash financing activities
Non-cash seller’s credit note for the acquisition of the Höegh Gallant	47,000	—	—
Non-cash working capital adjustment for the acquisition of the Höegh Gallant	7,160	—	—
Total non-cash consideration (note 4)	194,160
Non-cash capital contribution from conversion of debt	—	101,500	—
Non-cash elimination to equity at IPO (note 2)	$—	45,799	$—